RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of information about key management personnel [Table Text Block]
	December 31	December 31
	2019	2018

Salaries and short-term employee benefits	$2,624	$2,754
Non-executive director's fees	82	194
Non-executive director's deferred share units	731	87
Share-based payments	2,836	2,108
	$6,273	$5,143